SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Changes in operating assets and liabilities:
Net cash provided by operating activities	$ (711,252)	$ (756,716)
Cash flows from investing activities:
Net cash used in investing activities	(202,998,782)	(2,999,982)
Cash flows from financing activities:
Net cash used in financing activities	204,738,217	2,999,982
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss		(16,678,135)	$ (14,849,199)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds		3,438,950	2,814,474
Unrealized foreign exchange gain		543,277	(1,736,130)
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables		(8,433,545)	(1,764,492)
Net cash provided by operating activities		8,681,916	12,079,651
Cash flows from investing activities:
Net cash used in investing activities		(732,332)	(406,338)
Cash flows from financing activities:
Proceeds from borrowings		1,481,263	4,737,516
Repayment of borrowings		(2,242,961)	(3,646,097)
Repayment of convertible bonds		(3,500,000)	(10,500,000)
Net cash used in financing activities		(5,767,020)	(10,124,814)
Parent Company [Member] | Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss		(16,678,134)	(14,849,199)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds		3,438,951	2,814,474
Share of results from subsidiaries		4,234,448	3,573,964
Unrealized foreign exchange gain		(644)	(144,611)
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables		(9,900)	(13,246)
Accruals and other payables		3,797,118	5,667,902
Net cash provided by operating activities		(5,218,161)	(2,950,716)
Cash flows from investing activities:
Dividend received from a subsidiary		2,847,309
(Increase) decrease in short-term investments		2,012,562	(458)
Cash injected into a subsidiary		(2,012,562)
Net cash used in investing activities		2,847,309	(458)
Cash flows from financing activities:
Proceeds from borrowings		2,758,213	2,590,245
Repayment of borrowings		(1,276,950)	(1,225,381)
Repayment of convertible bonds		(3,483,133)	(10,500,000)
Amounts due from related parties		301,958	1,593,193
Amounts due to related parties		4,123,866	10,453,690
Net cash used in financing activities		2,423,954	2,911,747
Net decrease in cash and cash equivalents		53,102	(39,427)
Effect of exchange rate changes on cash and cash equivalents		218	(27,961)
Cash and cash equivalents at beginning of year		25,648	93,036
Cash and cash equivalents at end of year	$ 25,648	$ 78,968	$ 25,648